Note 9 - Intangible Assets - Acquired Intangible Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Amount	$ 251,749
Finite-Lived Intangible Asset, Useful Life	11 years 109 days
Customer Relationships [Member]
Amount	$ 226,318
Finite-Lived Intangible Asset, Useful Life	11 years 328 days
Franchise Rights [Member]
Amount	$ 965
Finite-Lived Intangible Asset, Useful Life	7 years 255 days
Trademarks and Trade Names [Member]
Amount	$ 2,417
Finite-Lived Intangible Asset, Useful Life	3 years 292 days
Other Intangible Assets [Member]
Amount	$ 22,049
Finite-Lived Intangible Asset, Useful Life	6 years